Stockholders' Equity (Details) - USD ($)						3 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Nov. 15, 2022	Oct. 20, 2022	Jan. 31, 2021	Dec. 31, 2020	Sep. 30, 2023	Mar. 31, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 25, 2021	Dec. 16, 2020
Stockholder Equity [Line Items]
Share authorised (in Shares)						170,000,000		170,000,000	170,000,000
Common stock price per share (in Dollars per share)							$ 0.44
Preferred stock, share authorised (in Shares)						50,000,000		50,000,000	50,000	50,000
Preferred stock, par value (in Dollars per share)						$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock total											$ 1,505,000	$ 430
Private offering				$ 200,000	$ 22,000				$ 88,000
Restricted shares (in Shares)									125,000
Fair value of common stock									$ 55,000
Prepaid expenses									$ 108,126	$ 9,167
Percentage of new warrants	75.00%
Equal To Per Share Price Of IPO [Member]
Stockholder Equity [Line Items]
Private offering							$ 185,000
Percentage of conversion price	50.00%
Equal To Volume Weighted Average Price [Member]
Stockholder Equity [Line Items]
Percentage of conversion price	60.00%
Trading days	3 days
Equal To Price Of Underwritten Initial Public Offering [Member]
Stockholder Equity [Line Items]
Percentage of conversion price	60.00%
Class A Common Stock [Member]
Stockholder Equity [Line Items]
Share authorised (in Shares)						100,000,000		100,000,000	100,000,000
Common stock price per share (in Dollars per share)				$ 1	$ 0.44	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Voting rights			1 vote					one (1) vote for each share	one (1) vote for each share
Common stock share issued (in Shares)				250,000	25,000	4,605,077	420,456	4,605,077	970,457	845,456
Common Class B [Member]
Stockholder Equity [Line Items]
Share authorised (in Shares)						20,000,000		20,000,000	20,000,000
Common stock price per share (in Dollars per share)						$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Voting rights								twenty-five (25) votes for each share	twenty-five (25) votes for each share
Common stock share issued (in Shares)						3,891,500		3,891,500	4,300,000	4,300,000		4,300,000
Preferred Stock [Member]
Stockholder Equity [Line Items]
Preferred stock, share authorised (in Shares)									50,000,000
Preferred stock, par value (in Dollars per share)									$ 0.0001
Series A Preferred Stock [Member]
Stockholder Equity [Line Items]
Preferred stock, share authorised (in Shares)	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001
Per share of stated value	$ 10
Dividend rate	12.00%
Series A Preferred Stock [Member] | Exchange of Bridge Notes [Member]
Stockholder Equity [Line Items]
Share issued (in Shares)	442,458
Series A Preferred Stock [Member] | IPO [Member]
Stockholder Equity [Line Items]
Conversion price								$ 2,567,866
Offering price (in Dollars per share)						$ 4		$ 4
Alchemy Advisory, Llc [Member]
Stockholder Equity [Line Items]
Fair value of common stock						$ 72,084		$ 72,084
Prepaid expenses						0		108,126
Additional fee		$ 40,000
Alchemy Advisory, Llc [Member] | Class A Common Stock [Member]
Stockholder Equity [Line Items]
Restricted shares (in Shares)		83,334
Six Hundred And Sixty Two Capital LLC [Member]
Stockholder Equity [Line Items]
Fair value of common stock						72,084		72,084	$ 72,084
Prepaid expenses						$ 0		$ 54,063	54,063
Six Hundred And Sixty Two Capital LLC [Member] | Class A Common Stock [Member]
Stockholder Equity [Line Items]
Restricted shares (in Shares)		41,667
Alchemy Advisory, Llc [Member]
Stockholder Equity [Line Items]
Prepaid expenses									45,833
Alchemy Advisory, LLC[Member] | Six Hundred And Sixty Two Capital LLC [Member]
Stockholder Equity [Line Items]
Prepaid expenses									18,021
Capital LLC [Member]
Stockholder Equity [Line Items]
Fair value of common stock									114,168
Prepaid expenses									$ 36,042